Long Term Debt - Total Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument
Total debt	$ 583,315	$ 458,365
Less: Current portion	5,400	0
Long-term portion	577,915	458,365
(i) Issued In April, 2007 maturing In June, 2017 Capital Product Partners L.P. Bank Loan
Debt Instrument
Total debt	250,850	250,850
Margin	2.00%
(ii) Issued In March, 2008 maturing In March 2018 Capital Product Partners L.P. Bank Loan
Debt Instrument
Total debt	238,465	188,515
Margin	3.00%
(iii) Issued In June 2011 maturing In March 2018 Capital Product Partners L.P. Bank Loan
Debt Instrument
Total debt	19,000	19,000
Margin	3.25%
(iv) Issued in September 2013 maturing in December 2020 Capital Product Partners L.P. Bank Loan
Debt Instrument
Total debt	$ 75,000	$ 0
Margin	3.50%